Critical accounting estimates and judgements - Narrative (Details) € in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020 $ / shares	Mar. 31, 2021 EUR (€) shares	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 EUR (€)	Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Development costs | €		€ 33,300	€ 53,100	€ 51,400
Warrants
Disclosure of detailed information about property, plant and equipment [line items]
Public warrants issued (in shares)		20,969,283
Private warrants issued (in shares)		9,766,667
Number of shares outstanding (in shares)		30,735,950
Weighted average exercise price of other equity instruments exercised (usd per share) | $ / shares	$ 11.50
Capitalised development expenditure
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, intangible assets other than goodwill | €		€ 16,670	€ 24,716	€ 23,722
Offices
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease, average remaining lease term					3 years
Operating lease, increase in term					3 years
Operating lease, renewable contracts minimum duration					3 years
Operating lease with indefinite contracts, average remaining lease term		5 years
Refund points
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease, average remaining lease term					3 years
Operating lease, increase in term					3 years
Operating lease, renewable contracts minimum duration					3 years
Operating lease with indefinite contracts, average remaining lease term		5 years
Cars
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease with indefinite contracts, average remaining lease term		3 years
IT contracts
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease, average remaining lease term					3 years
Operating lease, increase in term					3 years
Operating lease, renewable contracts minimum duration					3 years
Operating lease with indefinite contracts, average remaining lease term		5 years
Others
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease with indefinite contracts, average remaining lease term		3 years